     LORD ABBETT                                                 [GRAPHIC]


     2001
     ANNUAL
     REPORT

          LORD ABBETT
          BOND-DEBENTURE FUND



     FOR THE YEAR ENDED DECEMBER 31, 2001

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LORD ABBETT BOND-DEBENTURE FUND ANNUAL REPORT
FOR THE YEAR ENDED DECEMBER 31, 2001

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of the Fund's strategies and performance for the year ended December 31, 2001. On this and the following pages, we discuss the factors that influenced performance. As you may notice, we have reformatted our Shareholder Reports. By producing these reports in a more efficien manner, we anticipate this should save money for our shareholders.

Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow
ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------

Q. HOW DID THE FUND PERFORM OVER THE YEAR ENDED DECEMBER 31, 2001? (1)
A. For the year ended December 31, 2001, the Lord Abbett Bond-Debenture Fund Class A shares returned 4.86%,(2) significantly outperforming its peers, as measured by the Lipper High Current Yield Funds Average,(3) which returned 1.79% in the same period. See Standardized Average Annual Total Returns on page 4.

Q. WHAT WERE THE OVERALL MARKET CONDITIONS FOR THE REPORTING PERIOD?
A. To boost a rapidly slowing U.S. economy, the Federal Reserve Board aggressively cut short-term interest rates throughout the year, bringing the federal funds target down from 6 percent to 13/4 percent by year-end, its lowest level in four years. Confidence in the credit markets lifted, reflecting investors' expectations that the capital markets would be more accommodating to corporate borrowers. The first few months of 2001 saw a sharp reversal of money flows back into debt markets of a relatively riskier sort, including high-yield corporate bonds. The high-yield rally weakened later on as the economy continued to weaken and investor concerns about corporate defaults increased and risk aversion grew. The extraordinary and tragic events of September 11 increased the flight to high-quality, low-risk investment opportunities such as money-market funds, treasuries and agency securities; yields on short-term securities fell sharply. By year-end some investors were venturing back into corporate bonds, including high-yield bonds, generating a year-end rally in that market.

Q. WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?
A. The fiscal year began and ended with a rally in the high-yield bond market; price appreciation was particularly strong in bonds issued by mid-cap companies. The


                                                                               1
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Fund's positive performance reflected those rallies as well as our shift in focus away from fiber optics in the telecommunications sector to wireless or cellular phone companies, where consumer demand kept business brisk and profitable. In the second half of the year, we increased the portfolio's exposure to investment-grade corporate debt where we identified good companies with the potential for additional credit improvement. Among the portfolio's holdings in this area were bonds issued by companies in the food, automotive, utility, media and advertising sectors. Also adding to performance later in the year were the portfolio's holdings in high-yield corporate bonds, which enjoyed a strong rally in November as investors moved out of "safe-havens" in search of higher yield. Bonds purchased in this category included those of companies in the waste management, consumer products, healthcare and chemical sectors.

Opportunities in the convertible bond market were fewer. The convertible market at large suffered for much of the year, detracting from the Fund's performance. Even so, through careful credit selection, we were able to identify value in the bonds of some firms, including software and cable companies, beaten down in the unfavorable market environment of September and October. We reduced the portfolio's exposure to convertibles at fiscal year-end, increasing, instead, the Fund's holdings in mortgage-related securities and agency securities.

Q. WHAT IS THE OUTLOOK FOR THE COMING MONTHS?
A. We look forward to a modest economic recovery beginning in the first half of 2002 and believe the Fed is nearing the end of its interest rate easing cycle. We do not concur, however, with those who expect the Fed to suddenly reverse its stance and push rates higher. Instead, we anticipate that the Fed will resume its historically gradualist approach, raising rates only when the results of its economic stimulus efforts are apparent. If we are correct, interest rates should remain low for much of 2002, although not returning to the historic lows experienced during the height of the flight-to-quality moves in late October. Although corporate profitability is likely to improve in 2002 -- a positive catalyst for stocks as well as convertible bond prices -- we are less certain of the timing of that turnaround.


2
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Q. HOW IS THE FUND BEING POSITIONED BASED ON THAT OUTLOOK?
A. Given this outlook, even though treasury yields have risen a bit from their lows of the year, we do not expect an appreciable improvement in yields in that sector in 2002 and will maintain the portfolio's current minimal exposure. We will maintain, and possibly reduce, the portfolio's holdings in investment-grade bonds -- already at relatively high historical levels for the portfolio -- and will increase exposure to high-yield bonds, where prices are expected to rise as the economy improves. Finally, we will also add a few more convertible bonds where appropriate, even as we remain mindful of the potential volatility on the equity side of these investments.


(1) The Fund is actively managed and as a result its asset allocation may change.
(2) Reflects the percent change in net asset value for Class A shares for the year ended December 31, 2001 and includes the reinvestment of all distributions.
(3) The Lipper High Current Yield Funds Average aims at high (relative) current yield from fixed income securities, has no quality or maturity restrictions and tends to invest in lower grade debt issues. Indices are unmanaged, do not reflect the deduction of fees and expenses, and are not available for direct investment.
(C)2001 REUTERS. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

PAST PERFORMANCE IS NO INDICATION OF FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Except where noted, comparative fund performance does not account for the deduction of sales charges, and would be different if sales charges were included. The Fund issues additional classes of shares with distinct pricing options. For a full discussion of the differences in pricing alternatives, please see the current prospectus.

A NOTE ABOUT RISK: The Fund invests substantially in high-yield securities, sometimes called "junk bonds." These securities carry increased risks of price volatility, illiquidity and the possibility of default in the timely payment of interest and principal. These factors can affect Fund performance.

For more complete information about this or any other Lord Abbett Mutual Fund, including risks, charges and ongoing expenses, call your Investment Professional or Lord Abbett Distributor LLC at 800-874-3733 for a Prospectus. Please review the Prospectus carefully before investing.

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INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Lehman Aggregate Bond Index and Credit Suisse First Boston High Yield Index, assuming reinvestment of all dividends and distributions. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.


[CHART]

                          THE FUND                 THE FUND
                    (CLASS A SHARES) AT       (CLASS A SHARES) AT        LEHMAN AGGREGATE     CREDIT SUISSE FIRST BOSTON
                      NET ASSET VALUE      MAXIMUM OFFERING PRICE(1)      BOND INDEX(2)          HIGH YIELD INDEX(2)
December 31, 1991   $             10,000   $                   9,525   $             10,000   $                   10,000
               92   $             11,600   $                  11,049   $             10,740   $                   11,666
               93   $             13,453   $                  12,814   $             11,787   $                   13,872
               94   $             12,932   $                  12,318   $             11,443   $                   13,737
               95   $             15,195   $                  14,473   $             13,556   $                   16,125
               96   $             16,891   $                  16,088   $             14,049   $                   18,128
               97   $             19,034   $                  18,130   $             15,404   $                   20,417
               98   $             19,940   $                  18,993   $             16,743   $                   20,535
               99   $             20,718   $                  19,734   $             16,606   $                   21,209
               00   $             20,540   $                  19,564   $             18,537   $                   20,103
               01   $             21,538   $                  20,515   $             20,101   $                   21,266



                             FISCAL YEAR-END 12/31
               AVERAGE ANNUAL TOTAL RETURN AT MAXIMUM APPLICABLE
              SALES CHARGE FOR THE PERIOD ENDING DECEMBER 31, 2001

                    1 YEAR      5 YEARS       10 YEARS      LIFE OF FUND
Class A(3)            -0.11%         3.97%         7.45%                --
Class B(4)            -0.52%         4.01%           --               5.05%
Class C(5)             3.33%         4.29%           --               5.37%
Class P(6)             4.90%           --            --               3.13%
Class Y(7)             5.44%           --            --               2.53%

(1)  Reflects the deduction of the maximum initial sales charge of 4.75%.
(2) Performance for each unmanaged index does not reflect transaction costs, management fees or sales charges. The performance of the indices is not necessarily representative of the Fund's performance.
(3) Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 4.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ending December 31, 2001 using the SEC-required uniform method to compute such return.
(4) The Class B shares were first offered on August 1, 1996. Performance reflects the deduction of a CDSC of 5% for 1 year, 1% for 5 years and 0% for the life of the class.
(5) The Class C shares were first offered on July 15, 1996. Performance reflects the deduction of a CDSC of 1% for 1 year and 0% for life of the class.
(6) The Class P shares were first offered on August 21, 1998. Performance is at net asset value.
(7) Class Y shares were first offered on March 27, 1998. Performance is at net asset value.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2001

                                                                                          PRINCIPAL
                                                      INTEREST               MATURITY        AMOUNT
INVESTMENTS                                               RATE                   DATE          (000)               VALUE
------------------------------------------------------------------------------------------------------------------------
INVESTMENT-GRADE CORPORATE BONDS 13.87%

AUTOMOTIVE 0.61%
Goodyear Tire & Rubber Co.                               7.857%             8/15/2011     $  15,500       $   14,426,842
Navistar Int'l. Corp.                                    9.375%              6/1/2006        11,500           12,132,500
                                                                                                          --------------
TOTAL                                                                                                         26,559,342
                                                                                                          --------------

BROADCASTERS 1.69%
CBS, Inc.                                                8.875%              6/1/2022         3,000            3,155,082
Clear Channel Communications, Inc.                        7.65%             9/15/2010         7,500            7,759,463
Cox Communications, Inc.                                 6.875%             6/15/2005        25,000           26,188,700
Fox/Liberty Networks LLC **                         0.00%/9.75%      8/15/2002 & 2007        15,000           15,000,000
Fox/Liberty Networks LLC                                 8.875%             8/15/2007        20,000           20,800,000
                                                                                                          --------------
TOTAL                                                                                                         72,903,245
                                                                                                          --------------

CABLE TV 0.24%
Lenfest Communications, Inc.                              8.25%             2/15/2008        10,000           10,619,210
                                                                                                          --------------

CAPITAL GOODS 0.36%
Briggs & Stratton                                        8.875%             3/15/2011        15,000           15,750,000
                                                                                                          --------------

CHEMICALS 0.29%
Ferro Corp.                                              9.125%              1/1/2009        12,000           12,354,252
                                                                                                          --------------

DIVERSIFIED FINANCIAL SERVICES 0.47%
Dun & Bradstreet Corp.                                   6.625%             3/15/2006        10,000           10,196,930
Regions Financial Corp.                                   7.00%              3/1/2011        10,000           10,334,950
                                                                                                          --------------
TOTAL                                                                                                         20,531,880
                                                                                                          --------------

ELECTRIC UTILITIES 0.72%
Kansas City Power & Light Co.                            7.125%            12/15/2005         5,000            5,206,020
Mirant Americas                                          7.625%              5/1/2006         5,000            4,562,695
PPL Energy Supply LLC +                                   6.40%             11/1/2011        10,000            9,328,930
Wisconsin Public Service                                 6.125%              8/1/2011        12,000           11,875,116
                                                                                                          --------------
TOTAL                                                                                                         30,972,761
                                                                                                          --------------

ENERGY 0.42%
Phillips Petroleum Co.                                    8.75%             5/25/2010         7,000            8,160,047
PSEG Energy Holdings                                     8.625%             2/15/2008        10,000           10,175,610
                                                                                                          --------------
TOTAL                                                                                                         18,335,657
                                                                                                          --------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2001


                                                                                          PRINCIPAL
                                                      INTEREST               MATURITY        AMOUNT
INVESTMENTS                                               RATE                   DATE          (000)               VALUE
------------------------------------------------------------------------------------------------------------------------
FOOD 1.20%
AMBEV (CIA Brasil De Bebidas) +(a)                       10.50%            12/15/2011     $   4,500       $    4,443,750
Coca-Cola Femsa SA de CV (a)                              8.95%             11/1/2006        10,000           11,175,000
Conagra Foods, Inc.                                       6.00%             9/15/2006        12,500           12,804,263
Dean Foods Co.                                           6.625%             5/15/2009         8,250            7,645,176
Dole Food Co.                                            7.875%             7/15/2013        15,750           15,591,413
                                                                                                          --------------
TOTAL                                                                                                         51,659,602
                                                                                                          --------------

GAMING 0.59%
Harrah's Operating Co., Inc.                              7.50%             1/15/2009        25,000           25,306,575
                                                                                                          --------------

HEALTHCARE 0.17%
Healthsouth Corp. +                                      8.375%             10/1/2011         7,250            7,503,750
                                                                                                          --------------

HOTELS 0.45%
Hilton Hotel Corp.                                        8.25%             2/15/2011        20,000           19,449,400
                                                                                                          --------------

MISCELLANEOUS 1.62%
Ford Motor Credit Corp.                                   7.25%            10/25/2011        35,000           34,118,105
Federal Home Loan Mortgage Corp.                          5.50%             7/15/2006        35,000           35,973,350
                                                                                                          --------------
TOTAL                                                                                                         70,091,455
                                                                                                          --------------

PAPER 1.20%
Abitibi-Consolidated, Inc. (a)                            8.55%              8/1/2010        20,000           21,112,280
Georgia-Pacific Group                                    8.125%             6/15/2023         7,200            6,643,606
Georgia-Pacific Group                                     8.25%              3/1/2023        20,000           18,766,840
International Paper Co.                                  8.125%              7/8/2005         5,000            5,409,335
                                                                                                          --------------
TOTAL                                                                                                         51,932,061
                                                                                                          --------------

POLLUTION CONTROL 0.07%
Waste Management, Inc.                                    7.10%              8/1/2026         2,750            2,843,651
                                                                                                          --------------

SERVICES 0.30%
Avis Group Holdings, Inc.                                11.00%              5/1/2009        12,000           12,780,000
                                                                                                          --------------

TECHNOLOGY 1.54%
Computer Associates Int'l., Inc.                         6.375%             4/15/2005        30,500           30,658,935
Packard Bioscience Co.                                   9.375%              3/1/2007        14,250           15,051,563
Raytheon Co.                                              6.30%             3/15/2005        20,000           20,647,620
                                                                                                          --------------
TOTAL                                                                                                         66,358,118
                                                                                                          --------------


                       SEE NOTES TO FINANCIAL STATEMENTS.
6

DECEMBER 31, 2001


                                                                                          PRINCIPAL
                                                      INTEREST               MATURITY        AMOUNT
INVESTMENTS                                               RATE                   DATE          (000)               VALUE
------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS 1.93%
Intermedia Communications, Inc. **                 0.00%/12.25%       3/1/2004 & 2009     $  20,000       $   17,925,000
Intermedia Communications, Inc.                           9.50%              3/1/2009        12,500           13,453,125
MasTec, Inc.                                              7.75%              2/1/2008         5,500            4,620,000
Rogers Cantel, Inc. (a)                                   8.30%             10/1/2007        30,000           29,400,000
Rogers Wireless, Inc. (a)                                9.625%              5/1/2011        10,000           10,350,000
Voicestream Wireless Corp.                              10.375%            11/15/2009         6,554            7,553,485
                                                                                                          --------------
TOTAL                                                                                                         83,301,610
                                                                                                          --------------
TOTAL INVESTMENT-GRADE CORPORATE BONDS (Cost $583,756,079)                                                   599,252,569
                                                                                                          ==============

HIGH YIELD CORPORATE DEBT 56.22%

AEROSPACE/DEFENSE 1.14%
Alliant Techsystems, Inc.                                 8.50%             5/15/2011        15,000           15,675,000
BE Aerospace, Inc.                                       8.875%              5/1/2011         9,000            7,695,000
BE Aerospace, Inc.                                        9.50%             11/1/2008        10,500            9,318,750
Dyncorp, Inc.                                             9.50%              3/1/2007        16,000           16,400,000
                                                                                                          --------------
TOTAL                                                                                                         49,088,750
                                                                                                          --------------

AIRLINES 0.37%
America West Airlines, Inc.                              10.75%              9/1/2005        10,000            4,450,000
Continental Airlines, Inc.                                8.00%            12/15/2005        10,000            8,350,000
Piedmont Aviation, Inc.                                  10.35%             3/28/2011         2,000            1,184,730
US Airways, Inc.                                         10.50%             1/15/2004         2,634            2,110,118
                                                                                                          --------------
TOTAL                                                                                                         16,094,848
                                                                                                          --------------

AUTO PARTS 0.23%
Lear Corp.                                                8.11%             5/15/2009        10,000           10,130,450
                                                                                                          --------------

AUTOMOTIVE 2.17%
Atlantic Express Transportation Corp.                    10.75%              2/1/2004         4,956            2,502,780
Collins & Aikman Products Co.                            11.50%             4/15/2006        15,000           14,700,000
Delco Remy Int'l., Inc.                                  11.00%              5/1/2009        20,000           20,500,000
Dura Operating Corp.                                      9.00%              5/1/2009        15,000           14,175,000
Navistar Financial Corp.                                  9.00%              6/1/2002        10,000           10,133,520
Oshkosh Truck Corp.                                       8.75%              3/1/2008        16,250           16,615,625
Tenneco Automotive, Inc.                                11.625%            10/15/2009        15,000            7,425,000
Venture Holdings Trust                                    9.50%              7/1/2005        10,000            7,650,000
                                                                                                          --------------
TOTAL                                                                                                         93,701,925
                                                                                                          --------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2001


                                                                                          PRINCIPAL
                                                      INTEREST               MATURITY        AMOUNT
INVESTMENTS                                               RATE                   DATE          (000)               VALUE
------------------------------------------------------------------------------------------------------------------------
BANKING 0.27%
Ocwen Federal Bank                                       12.00%             6/15/2005     $   7,000       $    6,825,000
Ocwen Financial Corp.                                   11.875%             10/1/2003         5,000            4,950,000
                                                                                                          --------------
TOTAL                                                                                                         11,775,000
                                                                                                          --------------

BROADCASTERS 3.59%
Allbritton Communications Co.                             9.75%            11/30/2007        25,500           26,775,000
Cumulus Media, Inc.                                     10.375%              7/1/2008        10,000           10,525,000
Echostar DBS Corp. +                                     9.125%             1/15/2009         8,000            8,060,000
Granite Broadcasting Corp.                              10.375%             5/15/2005        11,435           10,119,975
Gray Communication System, Inc.                         10.625%             10/1/2006         4,000            4,215,000
Interep National Radio Sales, Inc.                       10.00%              7/1/2008         9,500            6,222,500
Sinclair Broadcasting Group, Inc. +                       8.75%            12/15/2011         8,500            8,542,500
Sinclair Broadcasting Group, Inc.                        10.00%             9/30/2005        54,500           56,316,485
TV Azteca, S.A. de C.V. (a)                              10.50%             2/15/2007        25,000           24,375,000
                                                                                                          --------------
TOTAL                                                                                                        155,151,460
                                                                                                          --------------

BUILDING MATERIALS 1.53%
American Builders & Contractor
Supply Co., Inc.                                        10.625%             5/15/2007         9,200            9,292,000
American Standard Cos., Inc.                              8.25%              6/1/2009        25,000           26,125,000
Euramax Int'l. plc (a)                                   11.25%             10/1/2006        10,500           10,080,000
Nortek, Inc.                                             8.875%              8/1/2008        10,000           10,075,000
Nortek, Inc.                                             9.875%             6/15/2011        10,600           10,547,000
                                                                                                          --------------
TOTAL                                                                                                         66,119,000
                                                                                                          --------------

CABLE TV 6.95%
Century Communications Corp.                             8.375%            12/15/2007         7,500            6,928,125
Century Communications Corp.                              9.50%              3/1/2005        30,000           29,625,000
Charter Communications Holdings **                 0.00%/13.50%      1/15/2006 & 2011        27,500           18,287,500
Charter Communications Holdings                          10.00%              4/1/2009        25,000           25,781,250
Charter Communications Holdings                          10.00%             5/15/2011        15,000           15,337,500
Comcast U.K. Cable Partners Ltd. (a)                     11.20%            11/15/2007        10,000            7,450,000
CSC Holdings, Inc.                                       8.125%             8/15/2009        15,000           15,428,460
Echostar Broadband Corp.                                10.375%             10/1/2007         7,500            7,893,750
Echostar DBS Corp. +                                     9.375%              2/1/2009        10,000           10,350,000
Frontiervision Holdings LP                              11.875%             9/15/2007        20,000           21,075,000
Frontiervision LP/Capital                                11.00%            10/15/2006        25,000           25,906,250


                       SEE NOTES TO FINANCIAL STATEMENTS.
8

DECEMBER 31, 2001


                                                                                          PRINCIPAL
                                                      INTEREST               MATURITY        AMOUNT
INVESTMENTS                                               RATE                   DATE          (000)               VALUE
------------------------------------------------------------------------------------------------------------------------
Frontiervision Operating Partners LP                    11.875%             9/15/2007   $    10,000       $   10,537,500
Globo Communicacoes e
Participacos Ltd. +(a)                                  10.625%             12/5/2008   $    20,000           13,450,000
Insight Communications **                          0.00%/12.25%      2/15/2006 & 2011        15,000            8,925,000
Mediacom LLC                                              8.50%             4/15/2008        22,500           22,725,000
NTL Communications Corp.                                 11.50%             10/1/2008        20,000            7,100,000
NTL, Inc.                                                10.00%             2/15/2007         5,000            1,725,000
Renaissance Media Group LLC **                     0.00%/10.00%      4/15/2003 & 2008        15,000           12,075,000
Telewest Communications plc (a)                          11.00%             10/1/2007        50,000           36,250,000
United Pan-Europe Communications (a)                     11.25%             11/1/2009        25,000            3,375,000
                                                                                                          --------------
TOTAL                                                                                                        300,225,335
                                                                                                          --------------

CAPITAL GOODS 0.74%
Agco Corp.                                                9.50%              5/1/2008        10,000           10,500,000
Dresser, Inc.                                            9.375%             4/15/2011         4,500            4,612,500
International Wire Group, Inc.                           11.75%              6/1/2005        10,000            8,250,000
National Equipment Services, Inc.                        10.00%            11/30/2004        10,000            8,550,000
                                                                                                          --------------
TOTAL                                                                                                         31,912,500
                                                                                                          --------------

CHEMICALS 1.73%
Acetex Corp. (a)                                        10.875%              8/1/2009         2,000            2,010,000
Airgas, Inc.                                             9.125%             10/1/2011         4,000            4,240,000
Atlantis Group, Inc.                                     11.00%             2/15/2003         5,000            5,025,000
Huntsman ICI Chemicals LLC                              10.125%              7/1/2009        15,750           15,198,750
IMC Global, Inc.                                         11.25%              6/1/2011        13,000           13,910,000
Lyondell Chemical Co.                                    9.625%              5/1/2007        15,000           15,187,500
NL Industries, Inc.                                      11.75%            10/15/2003         4,000            3,980,000
OM Group, Inc. +                                          9.25%            12/15/2011         2,500            2,562,500
Texas Petrochemical Corp.                               11.125%              7/1/2006        15,000           12,525,000
                                                                                                          --------------
TOTAL                                                                                                         74,638,750
                                                                                                          --------------

CONSUMER PRODUCTS 1.24%
American Greetings Corp.                                 11.75%             7/15/2008        10,000           10,350,000
Chattem, Inc.                                            8.875%              4/1/2008         8,249            7,919,040
Pennzoil - Quaker State Co. +                            10.00%             11/1/2008         5,000            5,250,000
Sealy Mattress Co. **                             0.00%/10.875%     12/15/2002 & 2007         2,500            2,175,000
Sealy Mattress Co.                                       9.875%            12/15/2007         7,500            7,537,500
Steinway Musical Instruments, Inc.                        8.75%             4/15/2011        10,000            9,950,000


                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2001


                                                                                          PRINCIPAL
                                                      INTEREST               MATURITY        AMOUNT
INVESTMENTS                                               RATE                   DATE          (000)               VALUE
------------------------------------------------------------------------------------------------------------------------
The Scotts Co.                                           8.625%             1/15/2009     $  10,000       $   10,300,000
                                                                                                          --------------
TOTAL                                                                                                         53,481,540
                                                                                                          --------------

CONTAINERS 0.71%
Owens Illinois, Inc.                                      7.85%             5/15/2004         2,650            2,583,750
Portola Packaging, Inc.                                  10.75%             10/1/2005        10,000            9,050,000
Stone Container Corp.                                     9.75%              2/1/2011        12,000           12,810,000
Vicap S.A. (a)                                          11.375%             5/15/2007         7,500            6,093,750
                                                                                                          --------------
Total                                                                                                         30,537,500
                                                                                                          --------------

DIVERSIFIED FINANCIAL SERVICES 0.27%
Willis Corroon Corp.                                      9.00%              2/1/2009        11,000           11,495,000
                                                                                                          --------------

DIVERSIFIED MEDIA 1.45%
Ackerley Group, Inc.                                      9.00%             1/15/2009        20,000           21,325,000
Lamar Media Corp.                                        9.625%             12/1/2006        15,000           15,731,250
News Corp. Ltd.                                           8.75%             2/15/2006        25,000           25,562,500
                                                                                                          --------------
TOTAL                                                                                                         62,618,750
                                                                                                          --------------

ELECTRIC UTILITIES 1.67%
AEI Holding Co. +(b)                                     10.50%            12/15/2005        12,000            6,480,000
AES Corp.                                                 9.50%              6/1/2009        31,000           28,365,000
Calpine Corp.                                            7.875%              4/1/2008        20,000           18,150,200
Calpine Corp.                                             8.50%             2/15/2011        15,000           13,670,280
P&L Coal Holdings Corp.                                  8.875%             5/15/2008         5,000            5,350,000
                                                                                                          --------------
TOTAL                                                                                                         72,015,480
                                                                                                          --------------

ENERGY 3.91%
Chesapeake Energy Corp. +                                8.375%             11/1/2008         8,500            8,436,250
Cross Timbers Oil Co.                                     9.25%              4/1/2007        10,500           11,025,000
Forest Oil Corp.                                          8.00%             6/15/2008        13,500           13,635,000
KCS Energy, Inc.                                         8.875%             1/15/2006        10,000            7,950,000
KCS Energy, Inc.                                         11.00%             1/15/2003        15,000           15,000,000
Key Energy Services, Inc.                                8.375%              3/1/2008         9,835            9,982,525
Lone Star Technologies, Inc.                              9.00%              6/1/2011        12,000           10,140,000
Mission Resources Corp.                                 10.875%              4/1/2007        12,000           10,860,000
Parker Drilling Co.                                       9.75%            11/15/2006        22,000           22,000,000
Pecom Energia S.A. +(a)                                   9.00%             1/30/2004        12,500            8,781,250
Pogo Producing Co.                                        8.75%             5/15/2007        10,000           10,275,000
Pogo Producing Co.                                      10.375%             2/15/2009         7,000            7,595,000


                       SEE NOTES TO FINANCIAL STATEMENTS.
10

DECEMBER 31, 2001


                                                                                          PRINCIPAL
                                                      INTEREST               MATURITY        AMOUNT
INVESTMENTS                                               RATE                   DATE          (000)               VALUE
------------------------------------------------------------------------------------------------------------------------
Ram Energy Inc.                                          11.50%             2/15/2008     $   4,250       $    3,166,250
Range Resources Corp.                                     8.75%             1/15/2007        21,000           20,055,000
Stone Energy Corp. +                                      8.25%            12/15/2011         5,000            5,100,000
Vintage Petroleum, Inc.                                  8.625%              2/1/2009         5,000            5,100,000
                                                                                                          --------------
TOTAL                                                                                                        169,101,275
                                                                                                          --------------

FOOD 1.79%
Del Monte Foods Co.                                       9.25%             5/15/2011        10,000           10,500,000
Great Atlantic & Pacific Tea                              7.75%             4/15/2007         4,250            4,080,000
Great Atlantic & Pacific Tea                             9.125%            12/15/2011        13,000           13,097,500
Gruma S.A. de CV (a)                                     7.625%            10/15/2007        12,500           11,781,250
Ingles Markets, Inc. +                                   8.875%             12/1/2011        10,000            9,875,000
Land O Lakes, Inc. +                                      8.75%            11/15/2011         2,500            2,425,000
Leiner Health Products, Inc. (b)                         9.625%              7/1/2007        17,500            2,712,500
Michael Foods, Inc.                                      11.75%              4/1/2011         8,500            9,222,500
Pepsi-Gemex S.A. (a)                                      9.75%             3/30/2004        10,000           10,725,000
Twin Laboratories, Inc.                                  10.25%             5/15/2006         8,182            3,068,250
                                                                                                          --------------
TOTAL                                                                                                         77,487,000
                                                                                                          --------------

GAMING 2.19%
Aztar Corp.                                              8.875%             5/15/2007        22,500           23,343,750
Mohegan Tribal Gaming Authority                           8.75%              1/1/2009        42,050           43,732,000
Park Place Entertainment Corp.                           9.375%             2/15/2007        20,000           20,950,000
Trump Atlantic City Assoc. Funding, Inc.                 11.25%              5/1/2006        10,000            6,400,000
                                                                                                          --------------
TOTAL                                                                                                         94,425,750
                                                                                                          --------------

HEALTHCARE 1.97%
Advance PCS                                               8.50%              4/1/2008        10,000           10,450,000
Amerisource Bergen Corp.                                 8.125%              9/1/2008         1,250            1,287,500
Fresenius Medical Capital Trust                          7.875%              2/1/2008        20,000           20,100,000
Fresenius Medical Capital Trust                           9.00%             12/1/2006           500              516,250
Healthsouth Corp.                                        10.75%             10/1/2008        14,000           15,470,000
InSight Health Services Corp. +                          9.875%             11/1/2011         1,000            1,040,000
Integrated Health Services, Inc. (b)                      9.50%             9/15/2007        20,000              550,000
Prime Medical Services, Inc.                              8.75%              4/1/2008        15,000           13,950,000
Senior Housing Trust                                     8.625%             1/15/2012         5,750            5,836,250
Triad Hospitals, Inc.                                     8.75%              5/1/2009        15,000           15,712,500
                                                                                                          --------------
TOTAL                                                                                                         84,912,500
                                                                                                          --------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2001


                                                                                          PRINCIPAL
                                                      INTEREST               MATURITY        AMOUNT
INVESTMENTS                                               RATE                   DATE          (000)               VALUE
------------------------------------------------------------------------------------------------------------------------
HOMEBUILDERS 1.64%
D. R. Horton, Inc.                                       7.875%             8/15/2011     $   5,000       $    4,900,000
D. R. Horton, Inc.                                       10.00%             4/15/2006        20,000           20,700,000
Lennar Corp.                                             7.625%              3/1/2009        15,000           15,075,000
M.D.C. Holdings, Inc.                                    8.375%              2/1/2008        17,500           17,762,500
Schuler Homes, Inc.                                      9.375%             7/15/2009        12,000           12,480,000
                                                                                                          --------------
TOTAL                                                                                                         70,917,500
                                                                                                          --------------

HOTELS 1.08%
Felcor Lodging LP                                         8.50%              6/1/2011        15,000           14,475,000
HMH Properties, Inc.                                     7.875%              8/1/2008        10,000            9,275,000
Host Marriott LP                                          9.25%             10/1/2007        18,000           18,022,500
Host Marriott LP +                                        9.50%             1/15/2007         5,000            5,031,250
                                                                                                          --------------
TOTAL                                                                                                         46,803,750
                                                                                                          --------------

LEISURE 1.28%
Aztar Corp.                                               9.00%             8/15/2011        10,000           10,350,000
Mandalay Resorts Group +                                 9.375%             2/15/2010        15,000           15,018,750
Park Place Entertainment Corp.                           8.125%             5/15/2011        15,000           14,737,500
Six Flags, Inc.                                           9.50%              2/1/2009        15,000           15,168,750
                                                                                                          --------------
TOTAL                                                                                                         55,275,000
                                                                                                          --------------

MINERALS/METALS 0.39%
Century Aluminum Co.                                     11.75%             4/15/2008        12,000           12,480,000
Kaiser Aluminum & Chemical Corp.                        10.875%            10/15/2006         5,000            4,575,000
                                                                                                          --------------
TOTAL                                                                                                         17,055,000
                                                                                                          --------------

MISCELLANEOUS 0.09%
Cathay Int'l. Ltd. +(a)                                  13.50%             4/15/2008         5,000            3,912,500
                                                                                                          --------------

PAPER 0.96%
Fonda Group, Inc.                                         9.50%              3/1/2007        11,500           10,407,500
Four M Corp.                                             12.00%              6/1/2006        10,200           10,098,000
Packaging Corp. of America                               9.625%              4/1/2009         5,000            5,500,000
Tembec Industries, Inc. (a)                              8.625%             6/30/2009        15,000           15,675,000
                                                                                                          --------------
TOTAL                                                                                                         41,680,500
                                                                                                          --------------

POLLUTION CONTROL 1.29%
Allied Waste North America, Inc.                         7.875%              1/1/2009        25,000           24,625,000


                       SEE NOTES TO FINANCIAL STATEMENTS.
12

DECEMBER 31, 2001


                                                                                          PRINCIPAL
                                                      INTEREST               MATURITY        AMOUNT
INVESTMENTS                                               RATE                   DATE          (000)               VALUE
------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc.                         10.00%              8/1/2009     $  30,000       $   31,050,000
                                                                                                          --------------
TOTAL                                                                                                         55,675,000
                                                                                                          --------------

PUBLISHING/PRINTING 0.25%
R.H. Donnelly, Inc.                                      9.125%              6/1/2008        10,500           10,880,625
                                                                                                          --------------

REIT 0.42%
B.F. Saul REIT                                            9.75%              4/1/2008        18,500           18,037,500
                                                                                                          --------------

RETAIL 1.17%
Advanced Stores Co., Inc.                                10.25%             4/15/2008        10,000           10,200,000
Amazon.com, Inc. **                                0.00%/10.00%       5/1/2003 & 2008        12,000            8,940,000
AutoNation, Inc. +                                        9.00%              8/1/2008         5,000            5,112,500
Kmart Corp. +(b)                                         9.875%             6/15/2008        15,000           12,455,925
Office Depot, Inc.                                       10.00%             7/15/2008        12,750           13,897,500
                                                                                                          --------------
TOTAL                                                                                                         50,605,925
                                                                                                          --------------

SERVICES 1.75%
Encompass Services Corp. +                               10.50%              5/1/2009         4,250            2,783,750
Integrated Electrical Services, Inc.                     9.375%              2/1/2009         5,000            4,450,000
Iron Mountain, Inc.                                      8.625%              4/1/2013        20,000           20,900,000
Iron Mountain, Inc.                                       8.75%             9/30/2009        25,000           25,875,000
KinderCare Learning Centers, Inc.                         9.50%             2/15/2009         7,500            7,200,000
Pierce Leahy Corp.                                       9.125%             7/15/2007        10,000           10,550,000
UNICCO Service Co.                                       9.875%            10/15/2007         4,444            3,977,380
                                                                                                          --------------
Total                                                                                                         75,736,130
                                                                                                          --------------

STEEL/METALS 0.84%
Armco, Inc.                                               9.00%             9/15/2007        27,000           27,405,000
Republic Technology, Inc. (b)                            13.75%             7/15/2009        10,000              700,000
WCI Steel, Inc.                                          10.00%             12/1/2004        15,000            8,025,000
                                                                                                          --------------
TOTAL                                                                                                         36,130,000
                                                                                                          --------------

SUPERMARKETS 0.36%
Stater Brothers Holdings, Inc.                           10.75%             8/15/2006        15,000           15,600,000
                                                                                                          --------------

TECHNOLOGY 1.60%
Fisher Scientific Int'l., Inc.                            9.00%              2/1/2008        20,000           20,600,000
Globix Corp.                                             12.50%              2/1/2010         4,750              973,750
L-3 Communications Corp.                                10.375%              5/1/2007        18,000           19,372,500
Unisys Corp.                                             8.125%              6/1/2006        25,000           25,000,000
Viasystems, Inc.                                          9.75%              6/1/2007        10,000            3,050,000
                                                                                                          --------------
TOTAL                                                                                                         68,996,250
                                                                                                          --------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2001


                                                                                          PRINCIPAL
                                                      INTEREST               MATURITY        AMOUNT
INVESTMENTS                                               RATE                   DATE          (000)               VALUE
------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS 8.20%
Alamosa Delaware, Inc.                                   12.50%              2/1/2011     $  30,000       $   30,750,000
Alamosa Delaware, Inc.                                  13.625%             8/15/2011         9,500           10,022,500
American Tower Corp.                                     9.375%              2/1/2009        10,000            8,100,000
Crown Castle Int'l. Corp.                                9.375%              8/1/2011         1,000              922,500
Crown Castle Int'l. Corp.                                10.75%              8/1/2011        30,000           29,475,000
Dobson Communications Corp.                             10.875%              7/1/2010        15,000           15,562,500
Global Crossing Holdings Ltd. (a)(b)                     9.625%             5/15/2008        35,000            4,200,000
IPC Acquisition Corp. +                                  11.50%            12/15/2009         3,750            3,768,750
KPNQwest BV (a)                                          8.125%              6/1/2009        10,000            6,550,000
Level 3 Communications, Inc. **                   0.00%/12.875%      3/15/2005 & 2010         2,092              491,620
Level 3 Communications, Inc.                             11.25%             3/15/2010        20,500           10,096,250
Nextel Communications, Inc. **                      0.00%/9.95%      2/15/2003 & 2008         5,000            3,450,000
Nextel Communications, Inc.                               9.50%              2/1/2011        50,000           39,125,000
Nextel Communications, Inc.                              12.00%             11/1/2008        27,000           23,962,500
Partner Communications Co. Ltd. (a)                      13.00%             8/15/2010        15,000           15,037,500
Price Communications Wireless, Inc.                      9.125%            12/15/2006        10,000           10,650,000
SBA Communications Corp. **                        0.00%/12.00%       3/1/2003 & 2008        13,000            9,815,000
SBA Communications Corp.                                 10.25%              2/1/2009        15,000           12,900,000
TeleCorp PCS, Inc.                                      10.625%             7/15/2010        15,425           17,970,125
Telefonica De Argentina +(a)                             9.125%              5/7/2008        15,000            9,337,500
Time-Warner Telecom, Inc.                               10.125%              2/1/2011        20,000           16,150,000
Tritel PCS, Inc.                                        10.375%             1/15/2011        14,075           16,186,250
Triton PCS, Inc. **                                0.00%/11.00%       5/1/2003 & 2008        25,000           22,750,000
Versatel Telecom Int'l. N.V. (a)                        11.875%             7/15/2009         7,500            2,587,500
Western Wireless Corp.                                   10.50%              2/1/2007        16,600           17,181,000
Williams Communications Group, Inc.                      11.70%              8/1/2008        34,000           14,110,000
XO Communications, Inc.                                  12.50%             4/15/2006        25,000            3,125,000
                                                                                                          --------------
TOTAL                                                                                                        354,276,495
                                                                                                          --------------

TEXTILES 0.98%
Delta Mills, Inc.                                        9.625%              9/1/2007         2,500            1,312,500
Guess, Inc.                                               9.50%             8/15/2003        10,500            9,830,625
Interface, Inc.                                           9.50%            11/15/2005        25,000           22,500,000
Levi Strauss & Co.                                      11.625%             1/15/2008        10,000            8,900,000
                                                                                                          --------------
TOTAL                                                                                                         42,543,125
                                                                                                          --------------
TOTAL HIGH YIELD CORPORATE DEBT (Cost $2,629,540,490)                                                      2,429,038,113
                                                                                                          ==============


                       SEE NOTES TO FINANCIAL STATEMENTS.
14

DECEMBER 31, 2001


                                                                                          PRINCIPAL
                                                      INTEREST               MATURITY        AMOUNT
INVESTMENTS                                               RATE                   DATE          (000)               VALUE
------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS SOVEREIGN DEBT 0.82%

MEXICO 0.60%
United Mexican States (a)                               10.375%             2/17/2009     $  22,500       $   25,796,250
                                                                                                          --------------

VENEZUELA 0.22%
Republic of Venezuela (a)                                 9.25%             9/15/2027        15,000            9,487,500
                                                                                                          --------------
TOTAL EMERGING MARKETS SOVEREIGN DEBT (Cost $35,997,186)                                                      35,283,750
                                                                                                          ==============

CONVERTIBLE DEBT 10.38%

AUTOMOTIVE 0.23%
Deutsche Bank Financial                                   2.75%              2/8/2008        10,750            9,863,125
                                                                                                          --------------

BANKING 0.33%
EOP Operating LP                                          7.25%            11/15/2008        12,000           12,750,000
Providian Financial Corp.                                 3.25%             8/15/2005         3,000            1,335,000
                                                                                                          --------------
TOTAL                                                                                                         14,085,000
                                                                                                          --------------

CAPITAL GOODS 0.23%
Credit Suisse First Boston                                2.00%              5/1/2010        12,000           10,035,000
                                                                                                          --------------

CONSUMER PRODUCTS 0.47%
Central Garden & Pet Co.                                  6.00%            11/15/2003         5,250            4,455,938
Getty Images, Inc.                                        5.00%             3/15/2007        10,000            8,275,000
Interpublic Group of Cos.                                 1.87%              6/1/2006         9,500            7,505,000
                                                                                                          --------------
TOTAL                                                                                                         20,235,938
                                                                                                          --------------

DIVERSIFIED FINANCIAL SERVICES 0.88%
JMH Financial Ltd. +(a)                                   4.75%              9/6/2007        25,500           24,352,500
Merrill Lynch & Co.                                      1..50%            12/15/2005        15,000           13,473,000
                                                                                                          --------------
TOTAL                                                                                                         37,825,500
                                                                                                          --------------

ELECTRIC UTILITIES 0.21%
Cyras Systems, Inc. +                                     4.50%             8/15/2005         7,700            9,009,000
                                                                                                          --------------

ENERGY 1.31%
Anadarko Petroleum Corp.                           Zero Coupon               3/7/2020        32,500           23,278,125
Cooper Cameron Corp.                                      1.75%             5/17/2021         7,500            6,609,375
Hanover Compressor Co.                                    4.75%             3/15/2008         6,000            5,535,000
Parker Drilling Co.                                       5.50%              8/1/2004        20,000           17,875,000


                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2001


                                                                                          PRINCIPAL
                                                      INTEREST               MATURITY        AMOUNT
INVESTMENTS                                               RATE                   DATE          (000)               VALUE
------------------------------------------------------------------------------------------------------------------------
Range Resources Corp.                                     6.00%              2/1/2007     $   4,700       $    3,442,750
                                                                                                          --------------
TOTAL                                                                                                         56,740,250
                                                                                                          --------------

HEALTHCARE 1.88%
Affymetrix, Inc.                                          4.75%             2/15/2007        17,000           12,813,750
Cell Therapeutics, Inc.                                   5.75%             6/15/2008         8,500            8,064,375
Elan Finance Corp. (a)                             Zero Coupon             12/14/2018        20,000           14,125,000
Invitrogen Corp. +                                        2.25%            12/15/2006         3,000            2,910,000
IVAX Corp.                                                5.50%             5/15/2007         9,250            9,307,812
Protein Design Labs, Inc.                                 5.50%             2/15/2007         4,000            4,485,000
Roche Holdings, Inc. +                             Zero Coupon              1/19/2015        30,000           22,404,900
Universal Health Services, Inc.                          0.426%             6/23/2020        12,500            7,281,250
                                                                                                          --------------
TOTAL                                                                                                         81,392,087
                                                                                                          --------------

LEISURE 0.18%
Royal Caribbean Cruises Ltd. (a)                   Zero Coupon               2/2/2021        25,000            7,937,500
                                                                                                          --------------

MISCELLANEOUS 0.25%
United Parcel Service, Inc.                               1.75%             9/27/2007        11,000           10,780,000
                                                                                                          --------------

PUBLISHING/PRINTING 0.22%
Mail-Well, Inc.                                           5.00%             11/1/2002        10,200            9,333,000
                                                                                                          --------------

TECHNOLOGY 3.53%
Affiliated Computers Services, Inc.                       3.50%             2/15/2006         5,000            6,968,750
Agilent Technologies, Inc. +                              3.00%             12/1/2021         3,500            3,915,625
Arbor Software Corp.                                      4.50%             3/15/2005        10,000            8,737,500
ASM Int'l. +(a)                                           5.00%            11/15/2005         1,500            1,828,125
Bisys Group, Inc.                                         4.00%             3/15/2006        11,700           13,732,875
Burr-Brown Corp.                                          4.25%             2/15/2007         3,000            3,195,000
DoubleClick, Inc.                                         4.75%             3/15/2006        15,000           12,037,500
L-3 Communications Holdings, Corp.                        5.25%              6/1/2009         8,000           10,380,000
LSI Logic Corp.                                           4.00%             2/15/2005        10,000            8,475,000
Manugistics Group, Inc.                                   5.00%             11/1/2007        18,000           15,030,000
Mercury Interactive Corp.                                 4.75%              7/1/2007        14,000           11,392,500
NCO Group, Inc.                                           4.75%             4/15/2006         6,700            6,214,250
Orbital Sciences Corp.                                    5.00%             10/1/2002         6,000            4,380,000
Rational Software Corp.                                   5.00%              2/1/2007         8,500            7,724,375
Sandisk Corp. +                                           4.50%            11/15/2006         4,500            4,573,125


                       SEE NOTES TO FINANCIAL STATEMENTS.
16

DECEMBER 31, 2001


                                                                                          PRINCIPAL
                                                      INTEREST               MATURITY        AMOUNT
INVESTMENTS                                               RATE                   DATE          (000)               VALUE
------------------------------------------------------------------------------------------------------------------------
STMicroelectronics (a)                             Zero Coupon              9/22/2009     $   7,500       $    7,490,625
Symantec Corp. +(c)                                       3.00%             11/1/2006         5,300            6,406,375
USinternetworking, Inc. (b)                               7.00%             11/1/2004         3,000              525,000
Vitesse Semiconductor Corp.                               4.00%             3/15/2005        15,000           11,718,750
Wind River Systems, Inc. +                                3.75%            12/15/2006         7,500            7,687,500
                                                                                                          --------------
TOTAL                                                                                                        152,412,875
                                                                                                          --------------

TELECOMMUNICATIONS 0.66%
Comverse Technology, Inc.                                 1.50%             12/1/2005        13,500           10,310,625
Juniper Networks, Inc.                                    4.75%             3/15/2007        17,000           12,367,500
Nextel Communications, Inc.                               5.25%             1/15/2010        10,000            6,062,500
                                                                                                          --------------
TOTAL                                                                                                         28,740,625
                                                                                                          --------------
TOTAL CONVERTIBLE DEBT (Cost $466,385,428)                                                                   448,389,900
                                                                                                          ==============

                                                                                             SHARES
                                                                                             ------
PREFERRED STOCKS 0.78%

CABLE TV 0.49%
CSC Holdings, Inc.                                      11.125%                             150,000           15,862,500
CSC Holdings, Inc.                                       11.75%                              50,000            5,337,500
                                                                                                          --------------
TOTAL                                                                                                         21,200,000
                                                                                                          --------------

ELECTRIC UTILITIES 0.29%
California Federal Capital                               9.125%                             500,000           12,495,000
                                                                                                          --------------
TOTAL PREFERRED STOCKS (Cost $34,107,500)                                                                     33,695,000
                                                                                                          ==============

CONVERTIBLE-PREFERRED STOCKS 3.98%

BANKING 0.27%
Washington Mutual, Inc.                                  5.375%                             250,000           11,875,000
                                                                                                          --------------

BROADCASTERS 0.47%
Cox Communications, Inc.                                  7.00%                             225,000           12,413,250
Equity Securities Trust I                                 6.50%                             100,000            4,450,000
Sinclair Broadcasting Group, Inc.                         6.00%                             127,000            3,467,100
                                                                                                          --------------
TOTAL                                                                                                         20,330,350
                                                                                                          --------------

Consumer Products 0.13%
Estee Lauder Aces Trust II                                6.25%                              88,850            5,793,020
                                                                                                          --------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2001


                                                      INTEREST
INVESTMENTS                                               RATE                               SHARES                VALUE
------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES 0.88%
AES Trust VII                                             6.00%                             192,500       $    5,799,063
Dominion Resources, Inc.                                  9.50%                             300,000           17,916,000
NRG Energy, Inc.                                          6.50%                             350,000            6,156,500
Sierra Pacific Resources                                  9.00%                             150,000            8,025,000
                                                                                                          --------------
TOTAL                                                                                                         37,896,563
                                                                                                          --------------

ENERGY 0.31%
Kerr-McGee Corp.                                          5.50%                             190,000            7,218,100
Lomak Financing Trust                                     5.75%                              54,300            1,527,187
Semco Energy, Inc.                                       11.00%                             530,000            4,849,500
                                                                                                          --------------
TOTAL                                                                                                         13,594,787
                                                                                                          --------------

HEALTHCARE 0.04%
Anthem, Inc.                                              6.00%                              27,400            1,753,600
                                                                                                          --------------

INSURANCE 0.75%
Ace Ltd.                                                  8.25%                             150,000           12,255,000
MetLife, Inc.                                             8.00%                             150,000           14,880,000
Reinsurance Group of America                              5.75%                             100,000            5,050,000
                                                                                                          --------------
TOTAL                                                                                                         32,185,000
                                                                                                          --------------

LEISURE 0.08%
Six Flags, Inc.                                           7.25%                             151,000            3,624,000
                                                                                                          --------------

PAPER 0.41%
Georgia-Pacific Group                                     7.50%                             350,000           10,881,500
Int'l. Paper Capital Trust                                5.25%                             150,000            6,881,250
                                                                                                          --------------
TOTAL                                                                                                         17,762,750
                                                                                                          --------------

RAILROADS 0.08%
Canadian National Railway Co. (a)                         5.25%                              50,000            3,275,000
                                                                                                          --------------

TECHNOLOGY 0.13%
Raytheon Co.                                              8.25%                             100,000            5,575,000
                                                                                                          --------------

TELECOMMUNICATIONS 0.43%
AMDOCS Automatic Co.                                      6.75%                             100,000            3,000,000
Cox Communications, Inc.                                  7.75%                             150,000            8,572,500


                       SEE NOTES TO FINANCIAL STATEMENTS.
18

DECEMBER 31, 2001


                                                      INTEREST
INVESTMENTS                                               RATE                               SHARES                VALUE
------------------------------------------------------------------------------------------------------------------------
Mediaone Group                                            7.00%                             250,000       $    6,787,500
                                                                                                          --------------
TOTAL                                                                                                         18,360,000
                                                                                                          --------------
TOTAL CONVERTIBLE-PREFERRED STOCK (Cost $187,152,086)                                                        172,025,070
                                                                                                          ==============

COMMON STOCKS 0.04%

AUTOMOTIVE 0.00%
Safelite Glass Corp. *(c)                                                                    64,516               12,503
                                                                                                          --------------

MISCELLANEOUS 0.00%
Safelite Realty Corp. (c)                                                                     4,355               12,499
                                                                                                          --------------

STEEL/METALS 0.00%
Republic Technology Inc. *                                                                   10,000                  100
                                                                                                          --------------

TECHNOLOGY 0.03%
Pharmacia Corp.                                                                              28,230            1,204,010
                                                                                                          --------------

TELECOMMUNICATIONS 0.01%
GST Telecommunications, Inc. *(a)                                                           135,000                  270
Nextel Communications, Inc. *                                                                40,280              441,469
                                                                                                          --------------
TOTAL                                                                                                            441,739
                                                                                                          --------------
TOTAL COMMON STOCKS (Cost $8,668,765)                                                                          1,670,851
                                                                                                          ==============

WARRANTS 0.00%

AUTOMOTIVE 0.00%
Safelite Glass Corp. Class A expiring 9/29/2006 *(c)                                        158,111               12,508
Safelite Glass Corp. Class B expiring 9/29/2007 *(c)                                        105,407               12,501
                                                                                                          --------------
TOTAL WARRANTS (Cost $5,081,560)                                                                                  25,009
                                                                                                          ==============

                                                                                          PRINCIPAL
                                                                             MATURITY        AMOUNT
                                                                                 DATE          (000)
                                                                           ----------     ---------
COMMERCIAL MORTGAGE-BACKED SECURITIES 0.61%
Commercial Mortgage Asset Trust                          7.546%             1/17/2010     $   5,000            5,413,995
Credit Suisse First Boston Corp.                          6.30%            11/11/2030        20,000           20,381,600
GE Capital Mortgage Services, Inc.                        7.00%            10/25/2010           445              451,152
                                                                                                          --------------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $24,604,001)                                                26,246,747
                                                                                                          ==============


                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2001


                                                                                          PRINCIPAL
                                                      INTEREST               MATURITY        AMOUNT
INVESTMENTS                                               RATE                   DATE          (000)               VALUE
------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 7.09%
Federal National Mortgage Assoc.                          6.00%          2029 to 2031     $  64,247       $   63,000,749
Federal National Mortgage Assoc.                          7.00%          2029 to 2031        80,512           82,115,017
Federal National Mortgage Assoc.                          7.50%          2030 to 2031        31,805           32,840,453
Federal National Mortgage Assoc.                          8.00%          2030 to 2031       113,097          118,594,608
Federal National Mortgage Assoc.                          8.50%             7/01/2030         9,285            9,865,556
                                                                                                          --------------
TOTAL MORTGAGE-BACKED SECURITIES (Cost $304,844,897)                                                         306,416,383
                                                                                                          ==============

U.S. GOVERNMENT & AGENCY 3.37%
Federal Home Loan Mortgage Corp.                          7.00%             7/15/2005       100,000          108,406,000
U.S. Treasury Note                                        6.75%             5/15/2005        25,000           27,179,750
U.S. Treasury Note                                        7.50%             5/15/2002        10,000           10,209,400
                                                                                                          --------------
TOTAL U.S. GOVERNMENT & AGENCY (Cost $141,770,462)                                                           145,795,150
                                                                                                          ==============

SHORT-TERM INVESTMENTS 0.72%

DISCOUNT NOTE 0.68%
Federal Home Loan Mortgage Corp.                          1.51%              1/2/2002        29,553           29,551,760
                                                                                                          --------------

REPURCHASE AGREEMENT 0.04%
Repurchase Agreement dated 12/31/2001
from Bank of New York collateralized by
$1,685,000 of Federal Home Loan Corp. at
7.00% due 9/16/2004; value--$1,740,000;
proceeds: $1,740,097                                      1.00%              1/2/2002         1,740            1,740,000
                                                                                                          --------------
TOTAL SHORT-TERM INVESTMENTS (Cost $31,291,760)                                                               31,291,760
                                                                                                          ==============
TOTAL INVESTMENTS 97.88% (Cost $4,453,200,214)                                                            $4,229,130,302
                                                                                                          ==============

   * Non-income producing security.
  ** Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
   + Restricted security under Rule 144A.
 (a) Foreign security denominated in U.S. dollars.
 (b) Defaulted security.
 (c) Fair valued security.
REIT - Real Estate Investment Trust


                       SEE NOTES TO FINANCIAL STATEMENTS.
20

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001

ASSETS:
  Investments in securities, at value (cost $4,453,200,214)                                            $4,229,130,302
  Cash                                                                                                         71,317
  Receivables:
    Interest and dividends                                                                                 90,210,826
    Investment securities sold                                                                             52,343,333
    Capital shares sold                                                                                    16,805,790
  Prepaid expenses                                                                                             10,188
---------------------------------------------------------------------------------------------------------------------
  Total assets                                                                                          4,388,571,756
---------------------------------------------------------------------------------------------------------------------
LIABILITIES:
  Payables:
    Investment securities purchased                                                                        52,433,955
    Capital shares reacquired                                                                               8,094,059
    Management fees                                                                                         1,660,764
    12b-1 distribution fees                                                                                 3,144,864
    Directors' fees                                                                                           718,240
  Accrued expenses                                                                                          1,678,970
---------------------------------------------------------------------------------------------------------------------
  Total liabilities                                                                                        67,730,852
=====================================================================================================================
NET ASSETS                                                                                             $4,320,840,904
=====================================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                                                         5,049,361,805
Distributions in excess of net investment income                                                           (4,526,423)
Accumulated net realized loss on investments and foreign currency related transactions                   (499,924,626)
Net unrealized depreciation on investments and foreign currency related transactions                     (224,069,852)
---------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                             $4,320,840,904
=====================================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                                                         $2,500,543,950
Class B Shares                                                                                         $1,105,500,699
Class C Shares                                                                                         $  662,847,729
Class P Shares                                                                                         $    7,017,104
Class Y Shares                                                                                         $   44,931,422

OUTSTANDING SHARES BY CLASS:
Class A Shares                                                                                            315,993,486
Class B Shares                                                                                            139,505,429
Class C Shares                                                                                             83,562,822
Class P Shares                                                                                                875,407
Class Y Shares                                                                                              5,687,594

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                                                                  $7.91
Class A Shares-Maximum offering price (Net asset value plus sales charge of 4.75%)                              $8.30
Class B Shares-Net asset value                                                                                  $7.92
Class C Shares-Net asset value                                                                                  $7.93
Class P Shares-Net asset value                                                                                  $8.02
Class Y Shares-Net asset value                                                                                  $7.90
---------------------------------------------------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2001

INVESTMENT INCOME:
Interest                                                                                               $338,212,486
Dividends                                                                                                12,892,838
-------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                                 351,105,324
-------------------------------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                                                          17,864,467
12b-1 distribution plan-Class A                                                                           9,032,686
12b-1 distribution plan-Class B                                                                           9,630,396
12b-1 distribution plan-Class C                                                                           5,787,454
12b-1 distribution plan-Class P                                                                              21,712
Shareholder servicing                                                                                     4,844,110
Reports to shareholders                                                                                     598,757
Registration                                                                                                429,596
Professional                                                                                                146,369
Directors' fees                                                                                             118,453
Custody                                                                                                      95,009
Other                                                                                                       613,540
-------------------------------------------------------------------------------------------------------------------
Gross expenses                                                                                           49,182,549
  Expense reductions                                                                                       (131,757)
-------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                                             49,050,792
-------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                   302,054,532
-------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS:
Net realized loss on investments and foreign currency related transactions                             (303,190,014)
Net change in unrealized appreciation/depreciation on investments
  and foreign currency related transactions                                                             165,992,643
===================================================================================================================
NET REALIZED AND UNREALIZED LOSS                                                                       (137,197,371)
===================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                   $164,857,161
===================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.
22

STATEMENT OF CHANGES IN NET ASSETS

                                                                                       YEAR ENDED             YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS                                               DECEMBER 31, 2001      DECEMBER 31, 2000
OPERATIONS:
Net investment income                                                             $  302,054,532        $  272,776,456
Net realized loss on investments and
  foreign currency related transactions                                             (303,190,014)          (71,082,843)
Net change in unrealized appreciation/depreciation on
  investments and foreign currency related transactions                              165,992,643          (239,310,604)
------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                      164,857,161           (37,616,991)
========================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A                                                                           (190,144,139)         (189,166,001)
  Class B                                                                            (73,039,481)          (64,526,224)
  Class C                                                                            (44,233,257)          (41,218,330)
  Class P                                                                               (382,329)              (59,583)
  Class Y                                                                             (3,999,293)           (4,644,064)
Paid-in Capital
  Class A                                                                            (10,266,352)                    -
  Class B                                                                             (3,944,582)                    -
  Class C                                                                             (2,388,972)                    -
  Class P                                                                                (20,203)                    -
  Class Y                                                                               (215,496)                    -
------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                 (328,634,104)         (299,614,202)
========================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                                  1,522,183,083           527,130,336
Reinvestment of distributions                                                        221,016,024           202,814,760
Cost of shares reacquired                                                           (639,840,303)         (789,077,464)
------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS                                        1,103,358,804           (59,132,368)
========================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                                939,581,861          (396,363,561)
========================================================================================================================
NET ASSETS:
Beginning of year                                                                  3,381,259,043         3,777,622,604
------------------------------------------------------------------------------------------------------------------------
END OF YEAR                                                                       $4,320,840,904        $3,381,259,043
========================================================================================================================
DISTRIBUTION IN EXCESS OF NET INVESTMENT INCOME                                   $   (4,526,423)       $  (11,525,403)
========================================================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                                     YEAR ENDED 12/31
                                                     --------------------------------------------------
                                                      2001       2000       1999       1998       1997
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                   $ 8.23     $ 9.05     $ 9.45     $ 9.76     $ 9.41
                                                     ======     ======     ======     ======     ======


Investment operations

  Net investment income                                 .65(b)     .68(b)     .75(b)     .76(b)     .75(b)

  Net realized and unrealized gain (loss)              (.26)      (.75)      (.40)      (.31)       .40
                                                     ------     ------     ------     ------     ------

    Total from investment operations                    .39       (.07)       .35        .45       1.15
                                                     ------     ------     ------     ------     ------

Distributions to shareholders from:

  Net investment income                                (.67)      (.75)      (.75)      (.76)      (.80)

  Paid-in capital                                      (.04)         -          -          -          -
                                                     ------     ------     ------     ------     ------

    Total Distributions                                (.71)      (.75)      (.75)      (.76)      (.80)
                                                     ------     ------     ------     ------     ------

NET ASSET VALUE, END OF YEAR                         $ 7.91     $ 8.23     $ 9.05     $ 9.45     $ 9.76
                                                     ======     ======     ======     ======     ======

Total Return(a)                                        4.86%      (.86)%     3.91%      4.76%     12.70%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense
  reductions                                           1.02%      1.00%       .92%       .88%       .89%

  Expenses, excluding expense
  reductions                                           1.02%      1.01%       .92%       .88%       .89%

  Net investment income                                7.96%      7.88%      8.17%      7.85%      7.89%

                                                                                    YEAR ENDED 12/31
                                                     ----------------------------------------------------------------------------
 SUPPLEMENTAL DATA:                                      2001            2000            1999            1998            1997
=================================================================================================================================
  Net assets, end of year (000)                      $  2,500,544    $  2,065,319    $  2,328,531    $  2,320,163    $  2,071,047

  Portfolio turnover rate                                   55.44%          66.03%          67.93%          86.48%          89.14%
=================================================================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.
24

                                                                     YEAR ENDED 12/31
                                                     --------------------------------------------------
                                                      2001       2000       1999       1998       1997
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                   $ 8.23     $ 9.05     $ 9.44     $ 9.75     $ 9.41
                                                     ======     ======     ======     ======     ======

Investment operations

  Net investment income                                 .60(b)     .63(b)     .69(b)     .69(b)     .68(b)

  Net realized and unrealized gain (loss)              (.25)      (.76)      (.39)      (.31)       .38
                                                     ------     ------     ------     ------     ------

    Total from investment operations                    .35       (.13)       .30        .38       1.06
                                                     ------     ------     ------     ------     ------

Distributions to shareholders from:

  Net investment income                                (.63)      (.69)      (.69)      (.69)      (.72)

  Paid-in capital                                      (.03)         -          -          -          -
                                                     ------     ------     ------     ------     ------

    Total Distributions                                (.66)      (.69)      (.69)      (.69)      (.72)
                                                     ------     ------     ------     ------     ------

NET ASSET VALUE, END OF YEAR                         $ 7.92    $  8.23    $  9.05    $  9.44    $  9.75
                                                     ======     ======     ======     ======     ======

Total Return(a)                                        4.29%     (1.52)%     3.29%      3.98%     11.85%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense
  reductions                                           1.63%       1.61%     1.60%      1.60%      1.63%

  Expenses, excluding expense
  reductions                                           1.63%       1.62%     1.60%      1.60%      1.63%

  Net investment income                                7.35%       7.26%     7.49%      7.13%      7.06%


                                                                                    YEAR ENDED 12/31
                                                     ----------------------------------------------------------------------------
 SUPPLEMENTAL DATA:                                      2001            2000            1999            1998            1997
=================================================================================================================================
  Net assets, end of year (000)                      $  1,105,501    $    786,786    $    840,533    $    671,047    $    374,896

  Portfolio turnover rate                                   55.44%          66.03%          67.93%          86.48%          89.14%
=================================================================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                     YEAR ENDED 12/31
                                                     --------------------------------------------------
                                                      2001       2000       1999       1998       1997
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                   $ 8.24     $ 9.06     $ 9.46     $ 9.77     $ 9.41
                                                     ======     ======     ======     ======     ======

Investment operations

  Net investment income                                 .60(b)     .63(b)     .69(b)     .69(b)     .69(b)

  Net realized and unrealized gain (loss)              (.25)      (.76)      (.40)      (.31)       .39
                                                     ------     ------     ------     ------     ------

    Total from investment operations                    .35       (.13)       .29        .38       1.08
                                                     ------     ------     ------     ------     ------

Distributions to shareholders from:

  Net investment income                                (.63)      (.69)      (.69)      (.69)      (.72)

  Paid-in capital                                      (.03)         -          -          -          -
                                                     ------     ------     ------     ------     ------

    Total Distributions                                (.66)      (.69)      (.69)      (.69)      (.72)
                                                     ------     ------     ------     ------     ------

NET ASSET VALUE, END OF YEAR                         $ 7.93    $  8.24    $  9.06    $  9.46    $  9.77
                                                     ======     ======     ======     ======     ======

Total Return(a)                                        4.29%     (1.52)%     3.17%      3.98%     11.97%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense
  reductions                                           1.62%      1.65%      1.60%      1.60%      1.58%

  Expenses, excluding expense
  reductions                                           1.62%      1.66%      1.60%      1.60%      1.58%

  Net investment income                                7.36%      7.26%      7.49%      7.13%      7.16%


                                                                                    YEAR ENDED 12/31
                                                     ----------------------------------------------------------------------------
 SUPPLEMENTAL DATA:                                      2001            2000            1999            1998            1997
=================================================================================================================================
  Net assets, end of year (000)                      $    662,848    $    483,885    $    557,149    $    521,103    $    420,241

  Portfolio turnover rate                                   55.44%          66.03%          67.93%          86.48%          89.14%
=================================================================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.
26

                                                          YEAR ENDED 12/31              8/21/1998(d)
                                                     ----------------------------           TO
                                                      2001       2000       1999         12/31/1998
Per Share Operating Performance (Class P Shares)
Net asset value, beginning of period                 $ 8.33     $ 9.05     $ 9.45          $ 9.54
                                                     ======     ======     ======          ======

Investment operations

  Net investment income                                 .64(b)     .67(b)     .73(b)          .25(b)

  Net realized and unrealized loss                     (.24)      (.65)      (.39)           (.09)
                                                     ------     ------     ------          ------

    Total from investment operations                    .40        .02        .34             .16
                                                     ------     ------     ------          ------

Distributions to shareholders from:

  Net investment income                                (.67)      (.74)      (.74)           (.25)

  Paid-in capital                                      (.04)         -          -               -
                                                     ------     ------     ------          ------

    Total Distributions                                (.71)      (.74)      (.74)           (.25)
                                                     ------     ------     ------          ------

NET ASSET VALUE, END OF PERIOD                       $ 8.02     $ 8.33     $ 9.05          $ 9.45
                                                     ======     ======     ======          ======

Total Return(a)                                        4.90%       .06%      3.86%           1.73%(c)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense
  reductions                                           1.08%      1.06%      1.05%            .38%(c)

  Expenses, excluding expense
  reductions                                           1.08%      1.07%      1.05%            .38%(c)

  Net investment income                                7.88%      7.83%      8.10%           2.90%(c)


                                                          YEAR ENDED 12/31           8/21/1998(d)
                                                     ----------------------------         TO
SUPPLEMENTAL DATA:                                    2001       2000       1999      12/31/1998
=================================================================================================
  Net assets, end of period (000)                    $ 7,017    $ 1,385    $  229      $    -+

  Portfolio turnover rate                              55.44%     66.03%    67.93%      86.48%
=================================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                          YEAR ENDED 12/31              8/21/1998(d)
                                                     ----------------------------           TO
                                                      2001       2000       1999         12/31/1998
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                 $ 8.21     $ 9.04     $ 9.44          $ 9.98
                                                     ======     ======     ======          ======

Investment operations

  Net investment income                                 .68(b)     .71(b)     .78(b)          .59(b)

  Net realized and unrealized loss                     (.24)      (.76)      (.40)           (.54)
                                                     ------     ------     ------          ------

    Total from investment operations                    .44       (.05)       .38             .05
                                                     ------     ------     ------          ------

Distributions to shareholders from:

  Net investment income                                (.71)      (.78)      (.78)           (.59)

  Paid-in capital                                      (.04)         -          -               -
                                                     ------     ------     ------          ------

    Total Distributions                                (.75)      (.78)      (.78)           (.59)
                                                     ------     ------     ------          ------

NET ASSET VALUE, END OF PERIOD                       $ 7.90     $ 8.21     $ 9.04          $ 9.44
                                                     ======     ======     ======          ======

Total Return(a)                                        5.44%      (.61)%     4.27%            .55%(c)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense
  reductions                                            .63%       .61%       .60%            .46%(c)

  Expenses, excluding expense
  reductions                                            .63%       .62%       .60%            .46%(c)

  Net investment income                                8.36%      8.26%      8.52%           6.24%(c)


                                                          YEAR ENDED 12/31           8/21/1998(d)
                                                     ----------------------------         TO
SUPPLEMENTAL DATA:                                    2001       2000       1999      12/31/1998
=================================================================================================
  Net assets, end of period (000)                    $ 44,931   $ 43,884   $ 51,181    $ 27,811

  Portfolio turnover rate                              55.44%      66.03%     67.93%      86.48%
=================================================================================================

(a) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(b)  Calculated using average shares outstanding during the period.
(c)  Not annualized.
(d)  Commencement of offering of class shares.
+    Amount less than $1,000.


                       SEE NOTES TO FINANCIAL STATEMENTS.
28

NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management investment company incorporated under Maryland law. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which permit management to make certain estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements. Actual results could differ from those estimates.


2.   SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on national or foreign securities exchanges are valued at the last quoted sales price, or if no sales price is available, at the mean between the latest bid and asked prices on such exchanges or, in the case of bonds, in the over-the-counter market if, in the judgment of the Company's officers, that market more accurately reflects the market value of the bonds. Securities traded only in the over-the-counter market are valued at the mean between the latest bid and asked prices, except that securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITIES TRANSACTIONS-Securities transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Company to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses excluding class specific expenses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, Class B, Class C and Class P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) FOREIGN TRANSACTIONS-Transactions denominated in foreign currencies are recorded in the Company's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates.

(g) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS-The Company may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in net realized gain or loss on investments and foreign currency related transactions. At December 31, 2001, there are no open forward foreign currency exchange contracts.


3.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE
The Company has a management agreement with Lord, Abbett & Co. ("Lord Abbett") pursuant to which Lord Abbett supplies the Company with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Company's investment portfolio. The management fee is based on average daily net assets at the following annual rates:


First $500 million      .50%
Over $500 million       .45%

12b-1 PLAN
The Company has adopted a distribution plan (the "Plan") with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing account maintenance and distribution fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                                   CLASS A(5)               CLASS B            CLASS C           CLASS P
-----------------------------------------------------------------------------------------------------------
Service                                      .25%(1)               .25%     up to .25%(3)               .20%
Distribution                                 .10%(2)               .75%     up to .75%(3)               .25%
Quarterly service fee                          -                     -      up to .25%(4)                 -
Quarterly distribution fee                     -                     -      up to .75%(4)                 -

(1) Annual service fee of shares sold prior to June 1, 1990 is 0.15% of the average daily net asset value.

(2) In addition, the Company pays a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a two-year period

(3) Paid at the time such shares are sold, and generally amortized over a one-year period.

(4) Paid at each quarter-end after the first anniversary of the sale of such shares.

(5) In addition, the Company pays an incremental marketing expense of approximately .03% of average net assets of Class A.

Class Y does not have a distribution plan.

The Company, along with certain other funds managed by Lord Abbett (the "Underlying Funds") has entered into a Servicing Arrangement with Balanced Series of Lord Abbett Investment Trust pursuant to which the Underlying Funds will pay a portion of the expenses of Balanced Series in proportion to the average daily value of shares owned by Balanced Series. Accrued expenses include $207,636 and other expenses include $222,168 pursuant to this Servicing Arrangement.

COMMISSIONS
Distributor received the following commissions on sales of Class A shares of the Company after concessions were paid to authorized dealers for the year ended December 31, 2001:

DISTRIBUTOR COMMISSIONS                                      DEALERS CONCESSIONS
--------------------------------------------------------------------------------
$3,430,452                                                           $80,949,481

Certain of the Company's officers and Directors have an interest in Lord Abbett.


4.   DISTRIBUTIONS & CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital.

Permanent items identified during the year ended December 31, 2001, primarily attributable to undistributed income have been reclassified among the components of net assets based on their tax basis treatment as follows:

DISTRIBUTIONS IN                        ACCUMULATED
EXCESS OF NET                          NET REALIZED
INVESTMENT INCOME                     GAIN AND LOSS             PAID-IN CAPITAL
INCREASE                                   DECREASE                    INCREASE
-------------------------------------------------------------------------------
$16,742,947                           $(21,027,560)                  $4,284,613

At December 31, 2001, the capital loss carryforwards along with the related expiration dates are as follows:


           2003           2007           2008           2009          TOTAL
--------------------------------------------------------------------------------
    $11,240,802    $90,010,893    $74,455,357   $302,827,110   $478,534,162

The tax character of distributions paid during the fiscal years ended December 31, 2001 and December 31, 2000 is as follows:


                                                               DECEMBER 31, 2001            DECEMBER 31, 2000
-------------------------------------------------------------------------------------------------------------
Taxable Distributions paid from ordinary income                     $311,798,499                 $299,614,202
Tax return of capital                                                 16,835,605                           --
-------------------------------------------------------------------------------------------------------------
Total distributions paid                                            $328,634,104                 $299,614,202

At December 31, 2001, the components of accumulated earnings on a tax basis are as follows:


-------------------------------------------------------------------------------------------------------------
    Capital loss carryforward+                                                                  $(478,534,162)
    Net unrealized losses*                                                                       (249,986,739)
-------------------------------------------------------------------------------------------------------------
    Net accumulated losses                                                                      $(728,520,901)
=============================================================================================================

* The difference between book-basis and tax-basis unrealized losses is attributable primarily to the tax deferral of losses on wash sales and the difference between tax and book amortization methods for premiums on fixed income securities.
+  See capital loss carryforward amounts on page 31.

5.   PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (other than short-term investments) for the year ended December 31, 2001 are as follows:


PURCHASES                                      SALES
----------------------------------------------------
$3,157,507,529                        $2,077,069,033


As of December 31, 2001, the aggregate cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation on investments based on cost for federal income tax purposes were as follows:


                                  GROSS                      GROSS                    NET
                             UNREALIZED                 UNREALIZED             UNREALIZED
TAX COST                   APPRECIATION               DEPRECIATION           DEPRECIATION
-----------------------------------------------------------------------------------------
$4,474,590,678             $105,752,025              $(351,212,401)        $(245,460,376)
-----------------------------------------------------------------------------------------


6.   DIRECTORS' REMUNERATION

The Directors associated with Lord Abbett and all officers of the Company receive no compensation from the Company for acting as such. Outside Directors' fees are allocated among all funds in the Lord Abbett Family of Funds based on the net assets of each fund. The outside Directors may elect to defer receipt of such fees. The deferred fees earn a return based on the performance of the Company and other funds within the Lord Abbett Family of Funds. Such cost and earnings accrued thereon are included in Directors' fees on the Statement of Operations and are not deductible for federal income tax purposes until such amounts are paid. There is a Defined Contribution Plan available to all Directors. Refer to Note 10 for basic information about Company Directors.

7.   EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Company's expenses.

8.   LINE OF CREDIT

The Company, along with certain other funds managed by Lord Abbett, has available a $200,000,000 unsecured revolving credit facility ("Facility"), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is an annual rate of 0.085%. At December 31, 2001, there were no loans outstanding pursuant to this Facility, nor was the Facility utilized at any time during the period.

9. SUMMARY OF CAPITAL TRANSACTIONS

The Company has authorized 1.5 billion shares of $0.001 par value capital stock designated as follows: 540 million Class A shares, 200 million Class B shares, 300 million Class C shares, 160 million Class P shares and 300 million Class Y shares.


                                                                     YEAR ENDED                    YEAR ENDED
                                                              DECEMBER 31, 2001             DECEMBER 31, 2000
-------------------------------------------------------------------------------------------------------------
CLASS A SHARES                                             SHARES        AMOUNT          SHARES        AMOUNT
-------------------------------------------------------------------------------------------------------------
Shares sold                                            94,020,510 $ 766,487,674      31,582,630 $ 272,752,106
Reinvestment of distributions                          18,454,243   150,288,966      15,518,628   134,190,385
Shares reacquired                                     (47,551,016) (386,219,678)    (53,446,696) (463,234,512)
-------------------------------------------------------------------------------------------------------------
Increase (decrease)                                    64,923,737 $ 530,556,962      (6,345,438)$ (56,292,021)
-------------------------------------------------------------------------------------------------------------
CLASS B SHARES
-------------------------------------------------------------------------------------------------------------
Shares sold                                            54,683,613 $ 447,338,590      18,521,501 $ 159,891,395
Reinvestment of distributions                           5,149,893    42,024,122       4,407,141    38,117,792
Shares reacquired                                     (15,898,351) (129,125,879)    (20,261,135) (175,410,977)
-------------------------------------------------------------------------------------------------------------
Increase                                               43,935,155 $ 360,236,833       2,667,507 $  22,598,210
-------------------------------------------------------------------------------------------------------------
CLASS C SHARES
-------------------------------------------------------------------------------------------------------------
Shares sold                                            34,003,263 $ 278,612,852      10,482,306 $  90,800,979
Reinvestment of distributions                           2,966,690    24,271,673       2,979,138    25,821,864
Shares reacquired                                     (12,135,216)  (98,785,321)    (16,241,636) (140,978,070)
-------------------------------------------------------------------------------------------------------------
Increase (decrease)                                    24,834,737 $ 204,099,204      (2,780,192)$ (24,355,227)
-------------------------------------------------------------------------------------------------------------
CLASS P SHARES
-------------------------------------------------------------------------------------------------------------
Shares sold                                               877,215 $   7,313,434         195,053 $   1,717,168
Reinvestment of distributions                              31,774       261,466           5,101        44,112
Shares reacquired                                        (199,879)   (1,625,267)        (59,185)     (519,895)
-------------------------------------------------------------------------------------------------------------
Increase                                                  709,110 $   5,949,633         140,969 $   1,241,385
-------------------------------------------------------------------------------------------------------------
CLASS Y SHARES
-------------------------------------------------------------------------------------------------------------
Shares sold                                             2,793,020 $  22,430,533         222,120 $   1,968,688
Reinvestment of distributions                             513,176     4,169,797         537,628     4,640,607
Shares reacquired                                      (2,960,655)  (24,084,158)     (1,082,362)   (8,934,010)
-------------------------------------------------------------------------------------------------------------
Increase (decrease)                                       345,541 $   2,516,172        (322,614)$  (2,324,715)
-------------------------------------------------------------------------------------------------------------

10.  BASIC INFORMATION ABOUT FUND DIRECTORS (UNAUDITED)

The Company's Board of Directors is responsible for the management of the business and affairs of the Company in accordance with the laws of the State of Maryland. The Board appoints officers who are responsible for the day-to-day operations of the Company and who execute policies authorized by the Board. The Board also initially approves an investment adviser to the Company and continues to monitor the cost and quality of the services provided by the investment adviser.

The following Director is the Managing Partner of Lord Abbett and is an "interested person" as defined in the Act. Mr. Dow is also an officer, director, or trustee of the fourteen Lord Abbett-sponsored funds, which consist of 43 portfolios or series.


NAME AND                      CURRENT POSITION          PRINCIPAL OCCUPATION                OTHER
DATE OF BIRTH                 LENGTH OF SERVICE         DURING PAST FIVE YEARS              DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------
ROBERT S. DOW                 Director since            Managing Partner and Chief          N/A
90 Hudson Street              1989; Chairman and        Investment Officer of
Jersey City, New Jersey       President since 1996      Lord Abbett since 1996.
Date of Birth: 3/8/1945

                                         -------------------

The following outside Directors are also directors or trustees of the fourteen Lord Abbett-sponsored funds, which consist of 43 portfolios or series.


NAME, ADDRESS AND             CURRENT POSITION          PRINCIPAL OCCUPATION                OTHER
DATE OF BIRTH                 LENGTH OF SERVICE         DURING PAST FIVE YEARS              DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------
E. THAYER BIGELOW,            Director since 1994       Managing General Partner,           Currently serves
Bigelow Media, LLC                                      Bigelow Media, LLC                  as a director of
717 Fifth Avenue,                                       (since 2000); Senior Adviser,       Crane Co. and
26th Floor                                              Time Warner Inc. (1998 -            Huttig Building
New York, New York                                      2000); Acting Chief                 Products Inc.
Date of Birth: 10/22/1941                               Executive Officer of
                                                        Courtroom  Television
                                                        Network (1997 - 1998);
                                                        President and Chief Executive
                                                        Officer of Time Warner Cable
                                                        Programming, Inc. (1991 - 1997).

WILLIAM H.T. BUSH             Director since 1998       Co-founder and Chairman             Currently serves
Bush-O'Donnell & Co., Inc.                              of the Board of the                 as director of
101 South Hanley Rd,                                    financial advisory                  Rightchoice
Suite 1025                                              firm of Bush-O'Donnell &            Managed Care,
St. Louis, Missouri                                     Company (since 1986).               Inc., Mississippi
Date of Birth: 7/14/1938                                                                    Valley Bancorp,
                                                                                            DT Industries Inc.,
                                                                                            and Engineered
                                                                                            Support
                                                                                            Systems, Inc.

ROBERT B. CALHOUN, JR.        Director since 1998       Managing Director of Monitor        Currently serves
Monitor Clipper Partners                                Clipper Partners (since 1997)       as director of
Two Canal Park                                          and President of Clipper Asset      Avondale, Inc.,
Cambridge, Massachusetts                                Management Corp., both              Avondale Mills,
Date of Birth: 10/25/1942                               private equity investment           Inc., IGI/Earth
                                                        funds (since 1991).                 Color, Inc.,
                                                                                            Integrated
                                                                                            Graphics, Inc.,and
                                                                                            Interstate
                                                                                            Bakeries Corp.


NAME, ADDRESS AND             CURRENT POSITION          PRINCIPAL OCCUPATION                OTHER
DATE OF BIRTH                 LENGTH OF SERVICE         DURING PAST FIVE YEARS              DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------------
STEWART S. DIXON              Director since 1976       Partner in the law firm of          N/A
Wildman, Harrold,                                       Wildman, Harrold,
Allen & Dixon                                           Allen & Dixon (since 1967).
225 W. Wacker Drive,
Suite 2800
Chicago, Illinois
Date of Birth: 11/5/1930

FRANKLIN W. HOBBS             Director since 2001       Chief Executive Officer of          Currently serves as
Houlihan Lokey                                          Houlihan Lokey Howard & Zukin,      director of Adolph
Howard & Zukin                                          an investment bank, (January        Coors Company.
685 Third Ave.                                          2002 to present); Chairman and
New York, New York                                      President of Warburg Dillon Read
Date of Birth: 7/30/1947                                (1999 - 2000); Global Head of
                                                        Corporate Finance of SBC Warburg
                                                        Dillon Read (1997 - 1999);
                                                        Chief Executive Officer of Dillon,
                                                        Read & Co. (1994 - 1997).

C. ALAN MACDONALD             Director since 1988       Retired - Special Projects          Currently serves
415 Round Hill Road                                     Consulting (since 1992).            as director of
Greenwich, Connecticut                                                                      Fountainhead
Date of Birth: 5/19/1933                                                                    Water Company,
                                                                                            Careside, Inc.,
                                                                                            Lincoln Snacks,
                                                                                            J.B. Williams Co., Inc.
                                                                                            (personal care
                                                                                            products) and Seix
                                                                                            Fund, Inc. Seix
                                                                                            Fund, Inc. is a
                                                                                            registered
                                                                                            investment company
                                                                                            that is advised by
                                                                                            Seix Investment
                                                                                            Advisors Inc. Seix
                                                                                            Investment
                                                                                            Advisors Inc.'s
                                                                                            Chairman, CEO, and
                                                                                            Chief Investment
                                                                                            Officer is married to
                                                                                            Robert Dow, the
                                                                                            Fund's Chairman
                                                                                            and President and
                                                                                            Managing General
                                                                                            Partner of Lord
                                                                                            Abbett.

THOMAS J. NEFF                Director since 1982       Chairman of Spencer Stuart U.S.,    Currently serves as
Spencer Stuart, U.S.                                    an executive search consulting      director of Ace, Ltd.
277 Park Avenue                                         firm (since 1976).                  and Exult, Inc.
New York, New York
Date of Birth: 10/2/1937

None of the officers listed below have received compensation from the Company. All the officers of the Company may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, New Jersey 07302.


NAME AND                  CURRENT POSITION            LENGTH OF SERVICE         PRINCIPAL OCCUPATION
(DATE OF BIRTH)           WITH COMPANY                OF CURRENT POSITION       DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------
Christopher J. Towle      Executive Vice President    Elected in 1995           Partner and Investment
(10/12/1957)                                                                    Manager, joined Lord
                                                                                Abbett in 1987.

Thomas J. Baade           Vice President              Elected in 1998           Senior Fixed Income
(7/13/1964)                                                                     Analyst, joined Lord
                                                                                Abbett in 1998, prior
                                                                                thereto Vice
                                                                                President/Bond Analyst
                                                                                at Smith Barney Inc.

Joan A. Binstock          Vice President              Elected in 2000           Partner and Chief Operations
(3/4/1954)                                                                      Officer, joined Lord Abbett
                                                                                in 1999, prior thereto Chief
                                                                                Operating Officer of Morgan
                                                                                Grenfell.

Daniel E. Carper          Vice President              Elected in 1987           Partner, joined Lord
(1/22/1952)                                                                     Abbett in 1979.

Michael S. Goldstein      Vice President              Elected in 1998           Fixed Income Investment
(10/29/1968)                                                                    Manager, joined Lord
                                                                                Abbett in 1997,  prior
                                                                                thereto  Assistant President
                                                                                of Credit Suisse Asset
                                                                                Management.

Paul A. Hilstad           Vice President and          Elected in 1995           Partner and General Counsel,
(12/13/1942)              Secretary                                             joined Lord Abbett in 1995.

Ellen G. Itskovitz        Vice President              Elected in 2001           Fixed Income Analyst,
(10/30/1957)                                                                    joined Lord Abbett in 1998,
                                                                                prior thereto Vice President
                                                                                of Credit Research/Corporate
                                                                                Finance at ING Baring
                                                                                Securities, Inc.

Lawrence H. Kaplan        Vice President and          Elected in 1998           Partner and Deputy General
(1/16/1957)               Assistant Secretary                                   Counsel, joined Lord Abbett
                                                                                in 1997, prior thereto Vice
                                                                                President and Chief Counsel
                                                                                of Salomon Brothers Asset
                                                                                Management Inc.

NAME AND                  CURRENT POSITION            LENGTH OF SERVICE         PRINCIPAL OCCUPATION
(DATE OF BIRTH)           WITH COMPANY                OF CURRENT POSITION       DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------
Maren Lindestrom          Vice President              Elected in 2000           Fixed Income Investment
(9/17/1962)                                                                     Manager, joined Lord Abbett
                                                                                in 2000, prior thereto
                                                                                Director Convertible Sales
                                                                                at Warburg Dillon Read from
                                                                                1999 to 2000, prior thereto
                                                                                President-Convertible Sales
                                                                                at Deutsche Bank Securities
                                                                                Inc. from 1998 to 1999,
                                                                                prior thereto Portfolio
                                                                                Manager at Nicholas
                                                                                Applegate Capital
                                                                                Management.

Robert G. Morris          Vice President              Elected in 1995           Partner and Director of Equity
(11/06/1944)                                                                    Investments, joined Lord
                                                                                Abbett in 1991.

A. Edward Oberhaus, III   Vice President              Elected in 1997           Manager of Equity Trading,
(12/21/1959)                                                                    joined Lord Abbett in 1983.

Tracie E. Richter         Vice President              Elected in 2000           Director of Operations and
(1/12/1968)                                                                     Fund Accounting; joined Lord
                                                                                Abbett in 1999, formerly
                                                                                Vice President - Head of
                                                                                Fund Administration of
                                                                                Morgan Grenfell from 1998
                                                                                to 1999, prior there to
                                                                                Vice President of Bankers
                                                                                Trust.

Christina T. Simmons      Vice President and          Elected in 2001           Assistant General Counsel,
(11/12/1957)              Assistant Secretary                                   joined Lord Abbett in 1999,
                                                                                formerly Assistant General
                                                                                Counsel of Prudential
                                                                                Investments from 1998 to
                                                                                1999, prior thereto Counsel
                                                                                of Drinker, Biddle & Reath
                                                                                LLP, a law firm.

Richard S. Szaro          Vice President              Elected in 1984           Associate Investment
(10/8/1942)                                                                     Manager-Fixed Income,
                                                                                joined Lord Abbett in 1983.

Francie W. Tai            Treasurer                   Elected in 2001           Director of Fund
(6/11/1965)                                                                     Administration, joined Lord
                                                                                Abbett in 2000, formerly
                                                                                Manager of Goldman Sachs
                                                                                from 1997 to 2000, prior
                                                                                thereto Assistant Vice
                                                                                President of Bankers Trust.

Please call 1-888-522-2388 for a copy of the Statement of Additional Information
(SAI) which contains further information about the Fund's Directors. It is available free upon request.

INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS
LORD ABBETT BOND-DEBENTURE FUND, INC.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Lord Abbett Bond-Debenture Fund, Inc. (the "Fund") as of December 31, 2001, and the related statements of operations for the year then ended and of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Bond-Debenture Fund, Inc., as of December 31, 2001, the result of its operation for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

New York, New York
February 25, 2002

[LORD ABBETT LOGO]



This report when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current Fund Prospectus.
               Lord Abbett Mutual Fund shares are distributed by:
                          LORD ABBETT DISTRIBUTOR LLC
              90 Hudson Street - Jersey City, New Jersey 07302-3973



Lord Abbett Bond-Debenture Fund, Inc.

                                                                     LABD-2-1201
                                                                          (2/02)